Depreciation and Amortization (Details) - Schedule of Depreciation and Amortization - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortization of intangibles assets
Other intangible assets arising from business combinations
Other independently originated intangible assets	29,346	21,502	17,831
Depreciation of property and equipment
Buildings and land	9,295	9,228	8,895
Other property and equipment	21,098	21,351	20,516
Depreciation and impairment of leased assets
Buildings and land	31,195	30,804	28,339
Other property and equipment
Depreciation for improvements in leased real estate as leased of right-to-use assets	1,017	963	860
Amortization for the right-to-use other intangible assets under lease
Depreciation of other assets for investment properties	357	357	357
Amortization of other assets per activity income asset
Total	$ 92,308	$ 84,205	$ 76,798